29 ADDITIONAL INFORMATION TO CASH FLOWS (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Additional Information To Cash Flows [Abstract]
Income tax and social contribution paid	[1]	R$ 1,167,419	R$ 336,962	R$ 268,847
Addition to PP&E with interest capitalization (note 10 and 25)		117,189	71,611	91,957
Initial adoption IFRS 16 - Right of use (note 9a)		640,989
Remeasurement - Right of use (note 9a)		(151,558)
Acquisition of fixed assets through a loan, net of taxes	[2]	78,098	10,792	4,265
Acquisition of fixed assets by auction		200,115
Non-monetary transaction with joint venture				20,264
Net additional cash		R$ 2,052,252	R$ 419,365	R$ 385,333

[1]	For calendar year 2019, the Company opted for taxation based on the quarterly actual profit, according art. 9,430/96, with income tax and social contribution due being paid in a single installment, until the last business day of the month following the end of each quarter.
[2]	In 2019, fixed assets were acquired through a loan in the amount of R$100,661, net of recoverable taxes of R$22,563.